Retirement Benefits (Target Allocation Of The Plans' Asset Categories) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets	100.00%	100.00%
Pension Benefits [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum Target Allocation	0.00%
Maximum Target Allocation	5.00%
Percentage of Plan Assets	2.00%	2.00%
Pension Benefits [Member] | Total equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum Target Allocation	50.00%
Maximum Target Allocation	60.00%
Percentage of Plan Assets	54.00%	51.00%
Pension Benefits [Member] | U.S. large capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum Target Allocation	29.00%
Maximum Target Allocation	39.00%
Percentage of Plan Assets	34.00%	33.00%
Pension Benefits [Member] | U.S. small and mid-capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum Target Allocation	2.00%
Maximum Target Allocation	12.00%
Percentage of Plan Assets	7.00%	7.00%
Pension Benefits [Member] | International and emerging markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum Target Allocation	9.00%
Maximum Target Allocation	19.00%
Percentage of Plan Assets	13.00%	11.00%
Pension Benefits [Member] | Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum Target Allocation	35.00%
Maximum Target Allocation	45.00%
Percentage of Plan Assets	39.00%	42.00%
Pension Benefits [Member] | Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum Target Allocation	0.00%
Maximum Target Allocation	9.00%
Percentage of Plan Assets	4.00%	4.00%
Pension Benefits [Member] | Private equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum Target Allocation	0.00%
Maximum Target Allocation	4.00%
Percentage of Plan Assets	1.00%	1.00%
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets	100.00%	100.00%
Postretirement Benefits [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum Target Allocation	0.00%
Maximum Target Allocation	10.00%
Percentage of Plan Assets	4.00%	4.00%
Postretirement Benefits [Member] | Total equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum Target Allocation	55.00%
Maximum Target Allocation	65.00%
Percentage of Plan Assets	62.00%	59.00%
Postretirement Benefits [Member] | U.S. large capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum Target Allocation	33.00%
Maximum Target Allocation	43.00%
Percentage of Plan Assets	40.00%	38.00%
Postretirement Benefits [Member] | U.S. small and mid-capitalization [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum Target Allocation	3.00%
Maximum Target Allocation	13.00%
Percentage of Plan Assets	8.00%	8.00%
Postretirement Benefits [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum Target Allocation	10.00%
Maximum Target Allocation	20.00%
Percentage of Plan Assets	14.00%	13.00%
Postretirement Benefits [Member] | Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum Target Allocation	30.00%
Maximum Target Allocation	40.00%
Percentage of Plan Assets	34.00%	37.00%